Non-controlling interests - by instruments (Details) £ in Millions, ¥ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 GBP (£)
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 989		£ 1,085
– Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	529		529
– Preference shares | US Dollar Preference Shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	318		318
– Preference shares | Euro Preference Shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	211		211
– Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	458		533
– Upper Tier 2 instruments | Undated Floating Rate Primary Capital Notes Series 1 | Barclays Bank PLC | Floating interest rate
Disclosure of classes of share capital [line items]
Non-controlling interests	93		93
– Upper Tier 2 instruments | Undated Floating Rate Primary Capital Notes Series 2 | Barclays Bank PLC | Floating interest rate
Disclosure of classes of share capital [line items]
Non-controlling interests	179		179
– Upper Tier 2 instruments | 5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 39		39
Interest rate	5.03%	5.03%
Notional contract amount | ¥		¥ 8
– Upper Tier 2 instruments | 5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 53		53
Interest rate	5.00%	5.00%
Notional contract amount | ¥		¥ 12
– Upper Tier 2 instruments | Undated Floating Rate Primary Capital Notes Series 3 (£145m) | Barclays Bank PLC | Floating interest rate
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 20		20
Notional contract amount	145
– Upper Tier 2 instruments | 9% Permanent Interest Bearing Capital Bonds (£100m) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 40		40
Interest rate	9.00%	9.00%
Notional contract amount	£ 100
– Upper Tier 2 instruments | 6.125% Undated Subordinated Notes (£550m) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 34		34
Interest rate	6.125%	6.125%
Notional contract amount	£ 550
– Upper Tier 2 instruments | 9.25% Perpetual Subordinated Bonds (ex Woolwich) (£150m) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 0		75
Interest rate	9.25%	9.25%
Notional contract amount			£ 150